Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Current taxes	$ 1,329	$ 1,435	$ 1,015
Deferred taxes	(139)	(150)	162
Income tax expense	1,190	1,285	1,177
Domestic Countries
Income Taxes [Line Items]
Current taxes	977	1,089	768
Deferred taxes	(91)	(110)	180
Foreign Countries
Income Taxes [Line Items]
Current taxes	352	346	247
Deferred taxes	$ (48)	$ (40)	$ (18)